Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables and accrued liabilities	$ 7,494,326	$ 6,466,196
Salaries and fringe benefits	4,706,033	5,757,652
Interest payable on credit facility	903,901	221,247
Deferred revenue (Note 7)	474,380	1,104,229
Others	308,629	21,581
Total	$ 13,887,269	$ 13,570,905